Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 30, 2025, BioSig Technologies, Inc., a Delaware corporation (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) disclosing, among other things, the completion of its previously announced share purchase agreement (the “Share Purchase Agreement”) with Streamex Exchange Corporation, a company organized under the laws of the Province of British Columbia (“Streamex”), BST Sub ULC, an unlimited liability company organized under the laws of the Province of British Columbia and a wholly-owned subsidiary of the Company (“ExchangeCo”), 1540875 B.C. Ltd., a company organized under the laws of the Province of British Columbia and a wholly-owned subsidiary of the Company (“Callco”), each shareholder of Streamex, and 1540873 B.C. Ltd., a company organized under the laws of the Province of British Columbia, as trustee (the “Trustee”) of the trust formed pursuant to the exchange rights agreement entered into between the Company, ExchangeCo, CallCo, and the Trustee. We are amending the Initial 8-K to include certain risk factors related to Streamex’s business and consummation of the transactions contemplated by the Share Purchase Agreement (the “Risk Factors”), an overview of Streamex’s business (the “Business Section”), historical financial statements of Streamex and our unaudited pro forma combined financial information giving effect to the Share Purchase Agreement as of and for the fiscal year ended December 31, 2024, and for the three months ended March 31, 2025. The pro forma financial information included herein has been presented for informational purposes only. It does not purport to represent the actual results of operations that we and Streamex would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve. The Business Section and Risk Factors are filed as Exhibit 99.1 to this Current Report on Form 8-K/A and are incorporated herein by reference.
Document Period End Date	Mar. 31, 2025
Entity File Number	001-38659
Entity Registrant Name	BioSig Technologies, Inc.
Entity Central Index Key	0001530766
Entity Tax Identification Number	26-4333375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12424 Wilshire Blvd
Entity Address, Address Line Two	Suite 745
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(203)
Local Phone Number	409-5444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BSGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false